Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Commercial property revenue	$ 5,961	$ 5,929	$ 4,849
Hospitality revenue	2,357	2,594	1,511
Investment and other revenue	793	960	1,005
Total revenue	9,111	9,483	7,365
Direct commercial property expense	2,381	2,336	1,852
Direct hospitality expense	1,885	2,090	1,141
Investment and other expense	37	304	328
Interest expense	4,764	4,823	2,683
General and administrative expense	1,391	1,404	930
Total expenses	10,458	10,957	6,934
Fair value (losses) gains, net	(692)	(673)	20
Share of net earnings (loss) from equity accounted investments	331	(121)	826
(Loss) income before income taxes	(1,708)	(2,268)	1,277
Income tax expense (benefit)	289	(419)	281
Net (loss) income	(1,997)	(1,849)	996
Net (loss) income attributable to:
Limited partners	(510)	(442)	(47)
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(909)	(790)	(85)
FV LTIP units of the Operating Partnership	(1)	(1)	0
Interests of others in operating subsidiaries and properties	$ (577)	$ (616)	$ 1,128